Annual Total Returns- Vanguard FTSE All-World ex-US Small-Cap Index Fund (Institutional) [BarChart] - Institutional - Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.90%)	19.14%	17.72%	(4.65%)	(0.18%)	4.35%	30.30%	(18.43%)	21.73%	11.93%